Omnibus Incentive Compensation Plan (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2022 shares	Mar. 18, 2022 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 30, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted			745,769
Units vested			249,902		412,916
Value of unvested units accrued distribution | $			$ 223
Share-Based Payment Arrangement, Noncash Expense | $			3,790		$ 2,043	$ 2,049
Total compensation cost related to non vested awards | $			$ 7,528
Expected period of recognition for recognized compensation cost			2 years
Omnibus Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	1,045,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	1,045,000
Omnibus Incentive Compensation Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	750,000
Amended and Restated Compensation Plan (the "Plan") [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted		743,800
Grant-date fair value | $ / shares		$ 15.18
Number of annual installments for awards vested		3
Units vested			247,933
Second Amended And Restated Compensation Plan ("the Plan") [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted				1,969
Grant-date fair value | $ / shares				$ 13.65
Units vested			1,969